Operating Leases - Lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Operating Leases
Right-of-use asset	$ 1,799,000	$ 2,300,000
Lease liability	1,799,000	2,300,000
Cumulative effect adjustment to retained earnings of initially applying the new lease standard	0
Lease cost	$ 600,000
Weighted average discount rate (as a percent)	4.80%
Weighted average remaining lease term	3 years
Partnership's lease liabilities from leased-in equipment
2020	$ 644,000
2021	644,000
2022	644,000
Total	1,932,000
Less imputed interest	133,000
Carrying value of operating lease liabilities	$ 1,799,000	$ 2,300,000